UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/01

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah     Menlo Park, California    August 8, 2001
                  [Signature]               [City, State]              [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             11

Form 13F Information Table Value Total:                       $15,012
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE


                                                              FORM 13F
                                  NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                                            as of 6/30/01

                                                        VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- ---------  --------- ----------  ---  ----  ------- --------  --------  --------  ------
ARGONAUT TECHNOLOGIES INC  COMM STK       040175101      2,360     453,831   SH          SOLE              453,831     0       0
BINDVIEW DEV CORP          COMM STK       090327107         36      17,020   SH          SOLE               17,020     0       0
BRIO TECHNOLOGY INC        COMM STK       109704106        125      17,067   SH          SOLE               17,067     0       0
CALICO COMM INC            COMM STK       129897104        527   1,817,182   SH          SOLE            1,817,182     0       0
METAWAVE COMMUNICATIONS CORCOMM STK       591409107      2,805     540,479   SH          SOLE              540,479     0       0
PEGASUS SOLUTIONS INC      COMM STK       705906105        767      66,385   SH          SOLE               66,385     0       0
PHARMACYCLICS INC          COMM STK       716933106      2,780      82,000   SH          SOLE               82,000     0       0
TRANSMETA CORPORATION      COMM STK       89376R109      1,116     200,000   SH          SOLE              200,000     0       0
TUT SYSTEMS                COMM STK       901103101         63      37,900   SH          SOLE               37,900     0       0
VITRIA TECHNOLOGY          COMM STK       92849Q104        127      36,848   SH          SOLE               36,848     0       0
WEBMD CORP                 COMM STK       94769M105      4,307     615,349   SH          SOLE              615,349     0       0

GRAND TOTAL                                            $15,012

